CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 52,741	$ 77,622	$ 59,190
Unrealized gains (losses) on cash flow hedge	(12,217)	(2,290)	3,335
Income tax benefit (expense)	(389)	(299)	(347)
Other comprehensive income (loss)	(12,606)	(2,589)	2,988
Comprehensive income (loss)	40,135	75,033	62,178
Non-controlling interest in comprehensive income	0	0	10,794
Preferred unitholders' interest in net income	13,850	12,303	2,480
Partners' interest in comprehensive income (loss)	$ 26,285	$ 62,730	$ 48,904